Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Entity Registrant Name	BBH Trust
Entity Central Index Key	0001342947
Amendment Flag	false
Document Creation Date	Oct. 29, 2013
Document Effective Date	Oct. 29, 2013
Prospectus Date	Oct. 29, 2013
BBH Money Market Fund | BBH Money Market Fund | Regular Shares
Risk/Return:
Trading Symbol	BBMXX
BBH Money Market Fund | BBH Money Market Fund | Institutional Shares
Risk/Return:
Trading Symbol	BBSXX